Loans Receivable, Net - Schedule of Aging of Loans (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable Recorded Investment Past Due [Line Items]
Total past due	¥ 39,689	¥ 1,088
Current	689,775	28,221
Total loans	729,464	29,309
1 to 89 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Total past due	31,308	¥ 1,088
90 Days or More Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Total past due	¥ 8,381